Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information
Reconciliation of Revenue from Segments to Consolidated

For the year ended December 31, 2015
	Revenue	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Business Solutions	$71,127	$44,946	$26,181	$9,789	$16,392	$-	$16,392
Entertainment Group	35,294	28,345	6,949	4,945	2,004	(4)	2,000
Consumer Mobility	35,066	21,477	13,589	3,851	9,738	-	9,738
International	4,102	3,930	172	655	(483)	(5)	(488)
Segment Total	145,589	98,698	46,891	19,240	27,651	$(9)	$27,642
Corporate and Other	1,297	1,057	240	64	176
Acquisition-related items	(85)	1,987	(2,072)	2,712	(4,784)
Certain significant items	-	(1,742)	1,742	-	1,742
AT&T Inc.	$146,801	$100,000	$46,801	$22,016	$24,785

For the year ended December 31 2014
	Revenue	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Business Solutions	$70,606	$45,826	$24,780	$9,355	$15,425	$-	$15,425
Entertainment Group	22,233	18,992	3,241	4,473	(1,232)	(2)	(1,234)
Consumer Mobility	36,769	23,891	12,878	3,827	9,051	(1)	9,050
International	-	-	-	-	-	153	153
Segment Total	129,608	88,709	40,899	17,655	23,244	$150	$23,394
Corporate and Other	2,839	2,471	368	105	263
Acquisition-related items	-	785	(785)	487	(1,272)
Certain significant items	-	9,997	(9,997)	26	(10,023)
AT&T Inc.	$132,447	$101,962	$30,485	$18,273	$12,212

For the year ended December 31, 2013
	Revenue	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Business Solutions	$67,647	$43,442	$24,205	$8,965	$15,240	$-	$15,240
Entertainment Group	21,542	17,943	3,599	4,815	(1,216)	-	(1,216)
Consumer Mobility	36,243	22,545	13,698	3,683	10,015	-	10,015
International	-	-	-	-	-	532	532
Segment Total	125,432	83,930	41,502	17,463	24,039	$532	$24,571
Corporate and Other	3,320	2,987	333	274	59
Acquisition-related items	-	-	-	658	(658)
Certain significant items	-	(7,312)	7,312	-	7,312
AT&T Inc.	$128,752	$79,605	$49,147	$18,395	$30,752

Reconciliation of Operating Income (Loss) from Segments to Consolidated
The following table is a reconciliation of operating income (loss) to "Income Before Income Taxes" reported on our consolidated statements of income:

	2015	2014	2013
Business Solutions	$16,392	$15,425	$15,240
Entertainment Group	2,000	(1,234)	(1,216)
Consumer Mobility	9,738	9,050	10,015
International	(488)	153	532
Segment Operating Income	27,642	23,394	24,571
Reconciling Items:
Corporate and Other	176	263	59
Merger and integration charges	(2,072)	(785)	-
Amortization of intangibles acquired	(2,712)	(487)	(658)
Actuarial gain (loss)	2,152	(7,869)	7,584
Employee separation charges	(375)	-	(501)
Other (expenses) credits	(35)	-	229
Asset abandonments and impairments	-	(2,154)	-
Segment equity in net income (loss) of affiliates	9	(150)	(532)
AT&T Operating Income	24,785	12,212	30,752
Interest expense	4,120	3,613	3,940
Equity in net income of affiliates	79	175	642
Other income (expense) - net	(52)	1,581	596
Income Before Income Taxes	$20,692	$10,355	$28,050

Schedule of Revenues by Geographic Region
The following table sets forth revenues earned from subscribers located in different geographic areas. Property is grouped by its physical location.

	2015		2014		2013
	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment
United States	$140,234	$118,515	$129,772	$112,092	$126,212	$110,090
Latin America
Brazil	1,224	1,384	142	33	136	41
Other	1,157	1,530	99	67	92	72
Mexico	2,046	2,369	94	20	90	24
Other	2,140	652	2,340	686	2,222	741
Total	$146,801	$124,450	$132,447	$112,898	$128,752	$110,968